STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.7%
Automobiles & Components - .7%
BorgWarner, Inc.	9,390		334,847
Gentex Corp.	72,018		2,520,630
Harley-Davidson, Inc.	37,248		1,336,458
Lear Corp.	6,519		817,157
Mobileye Global, Inc., Cl. A	94,600	[a]	2,427,436
Phinia, Inc.	1,878		84,059
QuantumScape Corp.	43,985	[a]	259,951
Thor Industries, Inc.	7,630		757,201
			8,537,739
Banks - 1.9%
Cullen/Frost Bankers, Inc.	4,574		464,627
East West Bancorp, Inc.	28,286		2,098,538
F.N.B. Corp.	43,090		593,349
Fifth Third Bancorp	92,752		3,470,780
First Citizens Bancshares, Inc., Cl. A	26		44,159
First Horizon Corp.	194,238		3,076,730
Huntington Bancshares, Inc.	188,153		2,619,090
KeyCorp	10,532		151,345
M&T Bank Corp.	3,655		554,098
NU Holdings Ltd., Cl. A	72,990	[a]	867,121
Popular, Inc.	54,869		4,883,890
Regions Financial Corp.	103,060		1,994,211
Synovus Financial Corp.	29,000		1,151,010
Webster Financial Corp.	23,827		1,053,630
Wintrust Financial Corp.	8,355		823,887
Zions Bancorp NA	16,875		728,831
			24,575,296
Capital Goods - 12.1%
Advanced Drainage Systems, Inc.	38,525		6,683,702
AECOM	43,642		3,811,692
Air Lease Corp.	5,575		265,593
Allegion PLC	21,119		2,572,717
AMETEK, Inc.	49,225		8,347,575
Atkore, Inc.	5,087		773,987
Axon Enterprise, Inc.	37,346	[a]	10,519,248
Beacon Roofing Supply, Inc.	10,675	[a]	1,036,115
Builders FirstSource, Inc.	17,991	[a]	2,892,773
BWX Technologies, Inc.	13,108		1,207,640
Carrier Global Corp.	26,000		1,642,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Capital Goods - 12.1% (continued)
Cummins, Inc.	4,163		1,172,842
Curtiss-Wright Corp.	11,906		3,367,255
Donaldson Co., Inc.	14,855		1,094,516
Dover Corp.	12,174		2,237,825
Fastenal Co.	19,190		1,266,156
Ferguson PLC	19,192		3,948,562
Flowserve Corp.	3,385		168,234
Fortive Corp.	17,263		1,285,058
Fortune Brands Innovations, Inc.	20,144		1,411,289
Generac Holdings, Inc.	10,633	[a]	1,565,284
HEICO Corp., Cl. A	35,873		6,301,451
Hexcel Corp.	8,380		577,131
Howmet Aerospace, Inc.	37,184		3,147,626
Hubbell, Inc.	4,752		1,848,005
Huntington Ingalls Industries, Inc.	12,661		3,204,499
IDEX Corp.	35,526		7,412,145
Ingersoll Rand, Inc.	24,925		2,319,271
ITT, Inc.	5,478		727,917
Johnson Controls International PLC	60,378		4,341,782
L3Harris Technologies, Inc.	6,336		1,424,523
Lincoln Electric Holdings, Inc.	5,858		1,150,277
Masco Corp.	54,159		3,786,797
MasTec, Inc.	4,375	[a]	491,094
MDU Resources Group, Inc.	8,735		220,471
Nordson Corp.	3,647		856,024
nVent Electric PLC	30,166		2,454,909
Otis Worldwide Corp.	12,673		1,257,162
Owens Corning	8,556		1,549,235
PACCAR, Inc.	26,962		2,898,415
Parker-Hannifin Corp.	15,526		8,252,379
Quanta Services, Inc.	13,751		3,794,451
Regal Rexnord Corp.	1,638		244,947
Resideo Technologies, Inc.	36,456	[a]	787,450
Rockwell Automation, Inc.	8,130		2,093,719
Snap-on, Inc.	3,450		941,367
Spirit AeroSystems Holdings, Inc., Cl. A	7,775	[a]	235,738
Sunrun, Inc.	43,280	[a]	625,829
Textron, Inc.	43,236		3,787,906
The Timken Company	12,925		1,123,053
Trane Technologies PLC	18,580		6,084,207
TransDigm Group, Inc.	4,030		5,413,217
United Rentals, Inc.	6,091		4,077,376
Valmont Industries, Inc.	1,087		273,272
Vertiv Holdings Co., Cl. A	14,395		1,411,718

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Capital Goods - 12.1% (continued)
W.W. Grainger, Inc.	3,197		2,945,908
Watsco, Inc.	11,708		5,560,129
Westinghouse Air Brake Technologies Corp.	15,160		2,565,527
WillScot Mobile Mini Holdings Corp.	340	[a]	13,406
Xylem, Inc.	16,498		2,326,548
			155,797,884
Commercial & Professional Services - 5.7%
Broadridge Financial Solutions, Inc.	30,791		6,181,909
CACI International, Inc., Cl. A	9,516	[a]	4,039,352
Cintas Corp.	8,377		5,679,355
Concentrix Corp.	3,675		225,388
Copart, Inc.	158,709	[a]	8,421,100
Driven Brands Holdings, Inc	1,635	[a]	18,786
Equifax, Inc.	27,372		6,333,607
Jacobs Solutions, Inc.	16,573		2,309,282
Leidos Holdings, Inc.	8,893		1,307,716
Paychex, Inc.	23,210		2,788,914
Paycom Software, Inc.	1,592		231,349
Paycor HCM, Inc.	1,540	[a]	19,050
RB Global, Inc.	21,919		1,593,073
Rentokil Initial PLC, ADR	132,884		3,585,210
Republic Services, Inc.	22,682		4,200,480
Robert Half, Inc.	18,453		1,185,236
Rollins, Inc.	76,597		3,499,717
Science Applications International Corp.	12,006		1,616,608
SS&C Technologies Holdings, Inc.	21,168		1,313,474
Veralto Corp.	12,508		1,233,039
Verisk Analytics, Inc.	37,018		9,357,410
Waste Connections, Inc.	47,981		7,884,238
			73,024,293
Consumer Discretionary Distribution & Retail - 4.9%
Advance Auto Parts, Inc.	2,411		170,313
AutoZone, Inc.	1,105	[a]	3,060,784
Bath & Body Works, Inc.	21,525		1,118,008
Best Buy Co., Inc.	18,641		1,581,130
Burlington Stores, Inc.	43,959	[a]	10,552,358
CarMax, Inc.	6,890	[a]	484,091
Chewy, Inc., Cl. A	60,927	[a]	1,292,262
Coupang, Inc.	45,530	[a]	1,035,352
eBay, Inc.	25,088		1,360,271
Etsy, Inc.	16,823	[a]	1,067,756
Five Below, Inc.	3,867	[a]	534,149
Floor & Decor Holdings, Inc., Cl. A	1,850	[a]	216,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Consumer Discretionary Distribution & Retail - 4.9% (continued)
Genuine Parts Co.	7,796		1,123,715
Kohl's Corp.	4,955		110,942
Lithia Motors, Inc.	309		78,220
LKQ Corp.	7,767		334,214
Macy's, Inc.	7,725		150,483
Ollie's Bargain Outlet Holdings, Inc.	44,092	[a]	3,634,504
O'Reilly Automotive, Inc.	8,139	[a]	7,839,973
Pool Corp.	27,575		10,024,891
RH	3,878	[a]	1,054,545
Ross Stores, Inc.	42,916		5,997,940
The Gap, Inc.	11,710		339,122
Tractor Supply Co.	9,328		2,661,185
Ulta Beauty, Inc.	8,658	[a]	3,420,689
Valvoline, Inc.	22,196	[a]	901,158
Victoria's Secret & Co.	12,270	[a]	279,633
Wayfair, Inc., Cl. A	5,085	[a]	302,507
Williams-Sonoma, Inc.	7,346		2,153,994
			62,880,380
Consumer Durables & Apparel - 2.5%
Capri Holdings Ltd.	7,530	[a]	260,161
D.R. Horton, Inc.	12,075		1,784,685
Deckers Outdoor Corp.	145	[a]	158,618
Garmin Ltd.	12,345		2,022,728
Hasbro, Inc.	55,341		3,308,285
Lululemon Athletica, Inc.	21,109	[a]	6,585,797
NVR, Inc.	493	[a]	3,786,600
Polaris, Inc.	2,903		242,691
PulteGroup, Inc.	25,935		3,042,694
PVH Corp.	4,395		527,444
Ralph Lauren Corp.	5,789		1,081,848
Skechers USA, Inc., Cl. A	50,271	[a]	3,590,355
Tapestry, Inc.	30,675		1,334,056
Tempur Sealy International, Inc.	26,693		1,370,952
Toll Brothers, Inc.	20,085		2,443,139
VF Corp.	26,235		348,401
Whirlpool Corp.	1,614		150,150
YETI Holdings, Inc.	2,590	[a]	105,517
			32,144,121
Consumer Services - 3.2%
ADT, Inc.	280,500		1,994,355
Aramark	148,492		4,774,018
Boyd Gaming Corp.	10,955		584,121
Caesars Entertainment, Inc.	4,550	[a]	161,798

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Consumer Services - 3.2% (continued)
Carnival Corp.	57,165	[a]	862,048
Churchill Downs, Inc.	7,340		950,530
Darden Restaurants, Inc.	16,069		2,416,617
Domino's Pizza, Inc.	382		194,278
Doordash, Inc., Cl. A	9,185	[a]	1,011,360
DraftKings, Inc., Cl. A	17,180	[a]	603,533
Expedia Group, Inc.	56,972	[a]	6,429,860
Frontdoor, Inc.	30,231	[a]	1,069,270
H&R Block, Inc.	24,762		1,229,186
Hilton Worldwide Holdings, Inc.	19,703		3,952,422
Hyatt Hotels Corp., Cl. A	3,080		454,208
Marriott International, Inc., Cl. A	3,558		822,503
Marriott Vacations Worldwide Corp.	2,411		217,641
MGM Resorts International	25,510	[a]	1,024,737
Mister Car Wash, Inc.	1,275	[a]	8,963
Norwegian Cruise Line Holdings Ltd.	28,425	[a]	471,855
Penn Entertainment, Inc.	24,715	[a]	432,512
Planet Fitness, Inc., Cl. A	80,344	[a]	5,113,092
Royal Caribbean Cruises Ltd.	15,572	[a]	2,299,673
Service Corp. International	20,820		1,491,961
The Wendy's Company	14,790		258,085
Travel + Leisure Co.	1,960		86,122
Wingstop, Inc.	508		187,274
Wyndham Hotels & Resorts, Inc.	29,680		2,100,157
Wynn Resorts Ltd.	3,425		324,964
			41,527,143
Consumer Staples Distribution & Retail - .7%
BJ's Wholesale Club Holdings, Inc.	2,450	[a]	215,771
Casey's General Stores, Inc.	3,018		1,001,312
Dollar Tree, Inc.	31,330	[a]	3,695,373
Maplebear, Inc.	1,239	[a]	37,765
Performance Food Group Co.	6,090	[a]	423,864
The Kroger Company	25,875		1,355,074
US Foods Holding Corp.	38,619	[a]	2,040,242
			8,769,401
Energy - 4.9%
Antero Resources Corp.	196,905	[a]	7,015,725
Baker Hughes Co.	54,100		1,811,268
Cheniere Energy, Inc.	13,569		2,141,052
Chesapeake Energy Corp.	14,355		1,305,300
Chord Energy Corp.	5,912		1,096,144
Coterra Energy, Inc.	20,415		582,236
Devon Energy Corp.	44,488		2,183,471
Diamondback Energy, Inc.	23,382		4,659,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Energy - 4.9% (continued)
DT Midstream, Inc.	6,740		452,119
EQT Corp.	187,658		7,710,867
Halliburton Co.	151,458		5,558,509
Hess Corp.	10,916		1,682,156
HF Sinclair Corp.	4,910		271,179
Marathon Oil Corp.	189,447		5,486,385
NOV, Inc.	181,489		3,415,623
ONEOK, Inc.	22,535		1,825,335
Phillips 66	28,301		4,021,855
Range Resources Corp.	44,566		1,644,931
Targa Resources Corp.	22,185		2,622,933
TechnipFMC PLC	10,825		283,507
The Williams Companies, Inc.	24,340		1,010,353
Tidewater, Inc.	9,219	[a]	952,599
Valero Energy Corp.	22,072		3,468,394
Weatherford International PLC	13,550	[a]	1,630,607
			62,831,645
Equity Real Estate Investment Trusts - 4.0%
Agree Realty Corp.	7,605	[b]	462,080
American Homes 4 Rent, Cl. A	18,513	[b]	667,209
AvalonBay Communities, Inc.	5,361	[b]	1,032,957
Boston Properties, Inc.	6,370	[b]	386,468
Brixmor Property Group, Inc.	74,580	[b]	1,678,796
Camden Property Trust	15,995	[b]	1,641,887
CubeSmart	13,560	[b]	573,724
Digital Realty Trust, Inc.	34,918	[b]	5,074,982
EastGroup Properties, Inc.	6,116	[b]	1,010,241
Equinix, Inc.	1,253	[b]	956,014
Equity Lifestyle Properties, Inc.	58,780	[b]	3,689,621
Equity Residential	17,278	[b]	1,123,588
Essex Property Trust, Inc.	7,315	[b]	1,900,364
Extra Space Storage, Inc.	24,722	[b]	3,579,004
Federal Realty Investment Trust	5,455	[b]	550,682
Healthcare Realty Trust, Inc.	30,485	[b]	494,772
Healthpeak Properties, Inc.	24,680	[b]	491,132
Host Hotels & Resorts, Inc.	61,889	[b]	1,110,289
Invitation Homes, Inc.	20,507	[b]	713,439
Iron Mountain, Inc.	6,610	[b]	533,361
Kilroy Realty Corp.	1,040	[b]	34,871
Kimco Realty Corp.	81,004	[b]	1,568,237
Lamar Advertising Co., Cl. A	26,985	[b]	3,187,198
Mid-America Apartment Communities, Inc.	3,609	[b]	482,559
National Storage Affiliates Trust	920	[b]	33,654

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Equity Real Estate Investment Trusts - 4.0% (continued)
NET Lease Office Properties	1,220	[b]	28,963
NNN REIT, Inc.	11,835	[b]	494,348
Omega Healthcare Investors, Inc.	6,270	[b]	202,709
Park Hotels & Resorts, Inc.	31,625	[b]	501,572
Rayonier, Inc.	24,799	[b]	744,466
Realty Income Corp.	49,145	[b]	2,607,634
Regency Centers Corp.	33,685	[b]	2,068,259
Rexford Industrial Realty, Inc.	18,424	[b]	835,713
SBA Communications Corp.	2,892	[b]	568,799
Simon Property Group, Inc.	22,351	[b]	3,381,930
UDR, Inc.	18,120	[b]	699,794
Ventas, Inc.	6,545	[b]	328,952
VICI Properties, Inc.	98,974	[b]	2,841,544
Vornado Realty Trust	9,040	[b]	221,661
Welltower, Inc.	21,510	[b]	2,229,942
Weyerhaeuser Co.	27,897	[b]	837,747
			51,571,162
Financial Services - 7.4%
Affirm Holdings, Inc.	10,005	[a]	292,846
Ally Financial, Inc.	56,991		2,220,939
Ameriprise Financial, Inc.	16,309		7,120,672
Apollo Global Management, Inc.	17,090		1,985,174
Ares Management Corp., Cl. A	23,273		3,262,176
Block, Inc.	74,155	[a]	4,751,852
Blue Owl Capital, Inc.	22,135		398,209
Coinbase Global, Inc., Cl. A	8,685	[a]	1,962,115
Corpay, Inc.	1,295	[a]	346,633
Credit Acceptance Corp.	201	[a]	98,657
Discover Financial Services	13,376		1,640,700
Equitable Holdings, Inc.	34,810		1,444,267
Euronet Worldwide, Inc.	795	[a]	92,681
Evercore, Inc., Cl. A	17,403		3,531,765
Fidelity National Information Services, Inc.	80,463		6,105,532
Fiserv, Inc.	39,681	[a]	5,942,627
Franklin Resources, Inc.	13,315		314,234
Global Payments, Inc.	61,481		6,261,840
Interactive Brokers Group, Inc., Cl. A	745		93,661
Intercontinental Exchange, Inc.	31,865		4,266,723
Invesco Ltd.	43,145		677,808
Jack Henry & Associates, Inc.	8,174		1,346,094
Janus Henderson Group PLC	7,975		267,162
Jefferies Financial Group, Inc.	5,100		237,252
KKR & Co., Inc.	19,560		2,011,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Financial Services - 7.4% (continued)
LPL Financial Holdings, Inc.	25,193		7,210,489
MarketAxess Holdings, Inc.	2,377		472,857
MGIC Investment Corp.	41,290		867,090
MSCI, Inc.	3,319		1,643,502
Nasdaq, Inc.	49,192		2,903,804
NCR Atleos Corp.	6,686	[a]	186,071
Northern Trust Corp.	12,025		1,012,986
OneMain Holdings, Inc.	2,250		110,520
Raymond James Financial, Inc.	39,566		4,856,726
Robinhood Markets, Inc., Cl. A	33,875	[a]	707,987
Rocket Cos, Inc., CI. A	59,764	[a]	830,720
Shift4 Payments, Inc., Cl. A	2,380	[a]	160,126
SLM Corp.	110,017		2,360,965
SoFi Technologies, Inc.	68,360	[a]	471,684
Starwood Property Trust, Inc.	43,090	[b]	837,670
State Street Corp.	14,635		1,106,260
Synchrony Financial	33,989		1,488,718
T. Rowe Price Group, Inc.	13,812		1,627,468
The Carlyle Group, Inc.	27,893		1,198,283
Toast, Inc., Cl. A	18,225	[a]	441,592
Tradeweb Markets, Inc., Cl. A	19,837		2,162,431
Voya Financial, Inc.	65,364		4,955,898
WEX, Inc.	1,437	[a]	269,179
			94,556,195
Food, Beverage & Tobacco - 2.1%
Brown-Forman Corp., Cl. B	15,817		725,368
Bunge Global SA	12,935		1,391,677
Celsius Holdings, Inc.	63,112	[a]	5,047,698
Coca-Cola Europacific Partners PLC	16,792		1,237,738
Conagra Brands, Inc.	119,753		3,578,220
Constellation Brands, Inc., Cl. A	6,995		1,750,359
Darling Ingredients, Inc.	60,182	[a]	2,431,353
Freshpet, Inc.	6,058	[a]	794,628
Ingredion, Inc.	4,980		585,548
Lamb Weston Holdings, Inc.	12,021		1,061,334
McCormick & Co., Inc.	19,380		1,399,624
Molson Coors Beverage Co., Cl. B	43,571		2,388,126
The J.M. Smucker Company	1,779		198,608
Tyson Foods, Inc., Cl. A	84,938		4,862,700
			27,452,981
Health Care Equipment & Services - 5.9%
Align Technology, Inc.	25,495	[a]	6,557,569
Baxter International, Inc.	79,480		2,709,473
Cencora, Inc.	24,037		5,446,063

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Health Care Equipment & Services - 5.9% (continued)
Centene Corp.	63,753	[a]	4,564,077
Certara, Inc.	8,250	[a]	139,837
DaVita, Inc.	4,865	[a]	715,739
Dentsply Sirona, Inc.	3,096		86,719
DexCom, Inc.	94,895	[a]	11,270,679
Edwards Lifesciences Corp.	10,514	[a]	913,561
Encompass Health Corp.	40,685		3,514,777
HealthEquity, Inc.	9,791	[a]	799,729
Henry Schein, Inc.	13,215	[a]	916,328
ICU Medical, Inc.	2,574	[a]	273,719
IDEXX Laboratories, Inc.	14,407	[a]	7,159,559
Inspire Medical Systems, Inc.	23,731	[a]	3,768,245
Insulet Corp.	4,489	[a]	795,406
Integra LifeSciences Holdings Corp.	3,250	[a]	100,425
Labcorp Holdings, Inc.	14,523		2,830,678
Masimo Corp.	1,792	[a]	223,104
Molina Healthcare, Inc.	10,284	[a]	3,235,141
Novocure Ltd.	20,400	[a]	449,004
Penumbra, Inc.	1,981	[a]	375,340
Quest Diagnostics, Inc.	10,071		1,429,780
R1 RCM, Inc.	89,078	[a]	1,145,543
ResMed, Inc.	12,592		2,598,107
Shockwave Medical, Inc.	1,296	[a]	434,160
Steris PLC	24,170		5,387,010
Tandem Diabetes Care, Inc.	6,085	[a]	311,735
Teladoc Health, Inc.	36,965	[a]	415,487
Tenet Healthcare Corp.	1,680	[a]	227,170
The Cooper Companies, Inc.	41,358		3,900,473
Veeva Systems, Inc., Cl. A	10,500	[a]	1,829,625
Zimmer Biomet Holdings, Inc.	16,679		1,920,587
			76,444,849
Household & Personal Products - .6%
Church & Dwight Co., Inc.	59,056		6,319,583
Coty, Inc., Cl. A	73,520	[a]	761,667
The Clorox Company	4,322		568,602
			7,649,852
Insurance - 4.0%
American Financial Group, Inc.	9,016		1,171,269
Aon PLC, Cl. A	3,126		880,407
Arch Capital Group Ltd.	33,855	[a]	3,474,539
Arthur J. Gallagher & Co.	2,743		694,884
Assurant, Inc.	25,290		4,387,056
Assured Guaranty Ltd.	22,525		1,750,643
Cincinnati Financial Corp.	14,518		1,707,026

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Insurance - 4.0% (continued)
Everest Group Ltd.	8,547		3,341,279
Fidelity National Financial, Inc.	27,130		1,366,267
First American Financial Corp.	23,733		1,319,080
Markel Group, Inc.	2,989	[a]	4,906,712
Old Republic International Corp.	41,500		1,318,870
Principal Financial Group, Inc.	20,960		1,719,558
Prudential Financial, Inc.	590		71,006
Reinsurance Group of America, Inc.	23,883		5,010,653
RenaissanceRe Holdings Ltd.	15,643		3,564,414
Ryan Specialty Holdings, Inc.	75,517		4,193,459
The Allstate Corp.	624		104,532
The Hanover Insurance Group, Inc.	84		11,082
The Hartford Financial Services Group, Inc.	44,150		4,567,317
The Travelers Companies, Inc.	6,168		1,330,438
Unum Group	23,000		1,238,780
W.R. Berkley Corp.	32,492		2,632,827
			50,762,098
Materials - 4.7%
Albemarle Corp.	7,470		915,747
Alcoa Corp.	4,410		195,231
Ashland, Inc.	9,860		987,676
Avery Dennison Corp.	16,757		3,813,726
Ball Corp.	39,057		2,711,727
Celanese Corp.	9,922		1,508,541
CF Industries Holdings, Inc.	19,533		1,557,366
Cleveland-Cliffs, Inc.	13,085	[a]	226,109
Commercial Metals Co.	21,686		1,221,356
Corteva, Inc.	62,153		3,476,839
CRH PLC	35,548		2,906,404
DuPont de Nemours, Inc.	15,340		1,260,334
Eastman Chemical Co.	5,938		601,698
FMC Corp.	7,273		443,289
Freeport-McMoRan, Inc.	91,332		4,815,936
Huntsman Corp.	32,120		796,576
International Flavors & Fragrances, Inc.	12,210		1,174,358
International Paper Co.	65,517		2,954,162
LyondellBasell Industries NV, Cl. A	6,330		629,329
Martin Marietta Materials, Inc.	4,794		2,742,551
MP Materials Corp.	11,960	[a]	193,991
Newmont Corp.	113,229		4,748,824
Nucor Corp.	4,259		719,132
Olin Corp.	40,165		2,159,270
Packaging Corp. of America	13,907		2,551,795

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Materials - 4.7% (continued)
PPG Industries, Inc.	10,826		1,422,645
Reliance, Inc.	5,019		1,509,615
Royal Gold, Inc.	8,690		1,113,971
Sealed Air Corp.	23,140		899,452
Sonoco Products Co.	11,905		730,610
Steel Dynamics, Inc.	14,217		1,903,230
Teck Resources Ltd., Cl. B	11,360		591,288
The Chemours Company	485		12,038
The Mosaic Company	52,798		1,633,042
The Scotts Miracle-Gro Company	2,440		170,044
U.S. Steel Corp.	10,865		416,673
Vulcan Materials Co.	16,173		4,136,568
WestRock Co.	12,296		659,557
			60,510,700
Media & Entertainment - 3.5%
Cable One, Inc.	397		153,206
Electronic Arts, Inc.	4,335		576,035
Fox Corp., Cl. A	15,060		518,516
IAC, Inc.	13,255	[a]	659,966
Liberty Broadband Corp., Cl. A	1,217	[a]	66,010
Liberty Broadband Corp., Cl. C	5,841	[a]	315,940
Liberty Media Corp-Liberty Formula One, Cl. C	65,492	[a]	4,855,577
Liberty Media Corp-Liberty Live, Cl. C	701	[a]	26,687
Liberty Media Corp-Liberty SiriusXM	20,420	[a]	462,717
Live Nation Entertainment, Inc.	31,017	[a]	2,907,534
Match Group, Inc.	24,767	[a]	758,613
News Corporation, Cl. A	38,225		1,039,338
Nexstar Media Group, Inc.	2,490		412,568
Omnicom Group, Inc.	23,400		2,175,264
Paramount Global, Cl. B	54,876		653,573
Pinterest, Inc., Cl. A	234,236		9,718,452
Playtika Holding Corp.	11,095		96,970
Reddit, Inc., Cl. A	101,772	[a]	5,520,113
Roblox Corp., CI. A	55,474	[a]	1,865,036
Spotify Technology SA	15,073	[a]	4,473,365
Take-Two Interactive Software, Inc.	13,257	[a]	2,125,893
The Interpublic Group of Companies, Inc.	38,780		1,216,529
The Trade Desk, Inc., Cl. A	38,795	[a]	3,599,400
TripAdvisor, Inc.	23,485	[a]	430,950
Warner Bros Discovery, Inc.	41,204	[a]	339,521
ZoomInfo Technologies, Inc.	38,245	[a]	469,649
			45,437,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Agilent Technologies, Inc.	22,884		2,984,302
Alnylam Pharmaceuticals, Inc.	17,065	[a]	2,532,958
Apellis Pharmaceuticals, Inc.	7,445	[a]	292,216
Avantor, Inc.	56,105	[a]	1,351,008
Biogen, Inc.	1,478	[a]	332,461
BioMarin Pharmaceutical, Inc.	34,291	[a]	2,574,225
Bio-Techne Corp.	59,093		4,561,389
Catalent, Inc.	5,325	[a]	286,432
Charles River Laboratories International, Inc.	17,477	[a]	3,642,906
Elanco Animal Health, Inc.	28,677	[a]	507,009
Exact Sciences Corp.	8,410	[a]	382,234
Exelixis, Inc.	1,630	[a]	35,355
Fortrea Holdings, Inc.	6,735	[a]	171,002
ICON PLC	8,297	[a]	2,695,032
Illumina, Inc.	24,646	[a]	2,570,085
Incyte Corp.	14,730	[a]	851,247
Ionis Pharmaceuticals, Inc.	11,845	[a]	445,017
IQVIA Holdings, Inc.	6,460	[a]	1,415,321
Jazz Pharmaceuticals PLC	1,221	[a]	128,510
Maravai LifeSciences Holdings, Inc., Cl. A	20,060	[a]	173,920
Mettler-Toledo International, Inc.	1,752	[a]	2,459,966
Natera, Inc.	43,204	[a]	4,602,522
Neurocrine Biosciences, Inc.	3,208	[a]	434,395
Organon & Co.	7,250		154,642
Perrigo Co. PLC	6,215		171,099
QIAGEN NV	10,321	[a]	446,486
Repligen Corp.	32,006	[a]	4,771,775
Sarepta Therapeutics, Inc.	54,196	[a]	7,037,893
Sotera Health Co.	15,220	[a]	170,160
Ultragenyx Pharmaceutical, Inc.	3,635	[a]	145,909
United Therapeutics Corp.	491	[a]	135,089
Viatris, Inc.	18,004		190,842
Waters Corp.	4,032	[a]	1,245,485
West Pharmaceutical Services, Inc.	4,337		1,437,325
			51,336,217
Real Estate Management & Development - 1.5%
CBRE Group, Inc., Cl. A	17,108	[a]	1,506,702
CoStar Group, Inc.	203,370	[a]	15,897,433
Zillow Group, Inc., Cl. C	51,513	[a]	2,109,457
			19,513,592
Semiconductors & Semiconductor Equipment - 2.9%
Allegro MicroSystems, Inc.	925	[a]	27,879
Enphase Energy, Inc.	7,158	[a]	915,508

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Semiconductors & Semiconductor Equipment - 2.9% (continued)
First Solar, Inc.	6,921	[a]	1,880,851
Lattice Semiconductor Corp.	8,295	[a]	615,821
Marvell Technology, Inc.	27,560		1,896,404
Microchip Technology, Inc.	34,226		3,327,794
MKS Instruments, Inc.	36,042		4,562,557
Monolithic Power Systems, Inc.	6,098		4,485,872
NVIDIA Corp.	6,999		7,673,214
NXP Semiconductors NV	3,151		857,387
ON Semiconductor Corp.	14,115	[a]	1,030,960
Qorvo, Inc.	14,518	[a]	1,428,426
Rambus, Inc.	93,351	[a]	5,158,576
Skyworks Solutions, Inc.	14,711		1,363,121
Teradyne, Inc.	13,402		1,888,878
Universal Display Corp.	1,947		342,088
			37,455,336
Software & Services - 9.0%
Akamai Technologies, Inc.	48,893	[a]	4,509,890
Ansys, Inc.	21,290	[a]	6,758,510
AppLovin Corp., Cl. A	19,425	[a]	1,582,749
ASGN, Inc.	6,440	[a]	604,780
Aspen Technology, Inc.	154	[a]	32,440
Bentley Systems, Inc., Cl. B	29,262		1,470,123
BlackLine, Inc.	13,114	[a]	625,800
Cadence Design Systems, Inc.	13,709	[a]	3,925,024
CCC Intelligent Solutions Holdings, Inc.	2,685	[a]	30,018
Check Point Software Technologies Ltd.	14,944	[a]	2,249,072
Cloudflare, Inc., Cl. A	10,200	[a]	690,438
Cognizant Technology Solutions Corp., Cl. A	54,752		3,621,845
Confluent, Inc., Cl. A	103,727	[a]	2,693,790
CrowdStrike Holdings, Inc., Cl. A	8,610	[a]	2,700,699
CyberArk Software Ltd.	4,065	[a]	931,901
Datadog, Inc., Cl. A	10,558	[a]	1,163,280
DocuSign, Inc.	7,110	[a]	389,201
Dolby Laboratories, Inc., Cl. A	34,015		2,755,555
DoubleVerify Holdings, Inc.	96,991	[a]	1,765,236
DXC Technology Co.	24,440	[a]	380,042
Dynatrace, Inc.	12,410	[a]	567,509
Elastic NV	3,075	[a]	319,954
EPAM Systems, Inc.	13,135	[a]	2,337,111
Fair Isaac Corp.	686	[a]	884,892
Gartner, Inc.	20,682	[a]	8,679,615
Gen Digital, Inc.	34,283		851,247

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Software & Services - 9.0% (continued)
Gitlab, Inc., Cl. A	1,865	[a]	88,009
Globant SA	683	[a]	110,045
Guidewire Software, Inc.	8,140	[a]	927,309
HashiCorp, Inc., Cl. A	13,280	[a]	445,942
HubSpot, Inc.	18,331	[a]	11,201,158
Informatica, Inc., Cl. A	1,640	[a]	47,314
InterDigital, Inc.	6,176		703,261
Intuit, Inc.	11,460		6,606,002
Kyndryl Holdings, Inc.	33,080	[a]	880,259
Manhattan Associates, Inc.	1,622	[a]	356,094
Monday.com Ltd.	5,163	[a]	1,166,373
MongoDB, Inc.	10,854	[a]	2,562,195
NCR Voyix Corp.	726	[a]	9,569
Nutanix, Inc., Cl. A	7,170	[a]	396,609
Okta, Inc.	6,807	[a]	603,645
Palantir Technologies, Inc., Cl. A	84,685	[a]	1,835,971
Pegasystems, Inc.	135		7,757
Procore Technologies, Inc.	4,345	[a]	291,680
PTC, Inc.	744	[a]	131,123
Roper Technologies, Inc.	15,874		8,457,032
SentinelOne, Inc., Cl. A	12,260	[a]	206,336
ServiceNow, Inc.	7,908	[a]	5,195,002
Shopify, Inc., Cl. A	97,265	[a]	5,753,225
Smartsheet, Inc., Cl. A	4,845	[a]	179,265
Teradata Corp.	1,775	[a]	57,883
Twilio, Inc., Cl. A	83,081	[a]	4,768,849
Tyler Technologies, Inc.	13,159	[a]	6,321,057
UiPath, Inc., Cl. A	43,165	[a]	529,203
Unity Software, Inc.	24,202	[a]	442,171
Verisign, Inc.	7,681	[a]	1,338,952
Zoom Video Communications, Inc., CI. A	590	[a]	36,191
Zscaler, Inc.	6,681	[a]	1,135,503
			115,311,705
Technology Hardware & Equipment - 4.0%
Amphenol Corp., Cl. A	147,622		19,540,724
Arrow Electronics, Inc.	7,728	[a]	1,014,764
CDW Corp.	7,404		1,655,682
Cognex Corp.	15,124		688,444
Corning, Inc.	6,130		228,404
Dell Technologies, Inc., Cl. C	13,362		1,864,801
F5, Inc.	4,082	[a]	689,736
Flex Ltd.	64,946	[a]	2,151,661
Hewlett Packard Enterprise Co.	20,315		358,560
HP, Inc.	6,975		254,587

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Technology Hardware & Equipment - 4.0% (continued)
Jabil, Inc.	14,091		1,675,420
Keysight Technologies, Inc.	56,047	[a]	7,761,389
NetApp, Inc.	23,167		2,790,002
Pure Storage, Inc., Cl. A	59,241	[a]	3,571,640
TE Connectivity Ltd.	9,719		1,454,934
Trimble, Inc.	32,507	[a]	1,809,990
Ubiquiti, Inc.	788		112,810
Viasat, Inc.	15,010	[a]	253,519
Zebra Technologies Corp., Cl. A	12,947	[a]	4,043,866
			51,920,933
Telecommunication Services - .0%
Frontier Communications Parent, Inc.	15,720	[a]	419,095
GCI Liberty, Inc. (Escrow Share)	9,830	[a]	8,847
			427,942
Transportation - 2.0%
Alaska Air Group, Inc.	38,090	[a]	1,600,542
American Airlines Group, Inc.	12,965	[a]	149,097
Expeditors International of Washington, Inc.	22,004		2,660,284
GXO Logistics, Inc.	4,345	[a]	218,249
Hertz Global Holdings, Inc.	55,110	[a]	240,280
J.B. Hunt Transport Services, Inc.	11,449		1,840,427
Knight-Swift Transportation Holdings, Inc.	52,755		2,545,429
Landstar System, Inc.	13,927		2,535,132
Lyft, Inc., Cl. A	178,423	[a]	2,785,183
Norfolk Southern Corp.	22,832		5,132,634
Old Dominion Freight Line, Inc.	18,449		3,233,187
Ryder System, Inc.	8,455		1,027,029
Southwest Airlines Co.	12,590		337,916
United Airlines Holdings, Inc.	31,825	[a]	1,686,407
XPO, Inc.	735	[a]	78,630
			26,070,426
Utilities - 3.5%
Ameren Corp.	38,855		2,850,791
American Electric Power Co., Inc.	13,256		1,196,354
American Water Works Co., Inc.	18,776		2,455,337
Brookfield Renewable Corp., Cl. A	7,885		248,693
CenterPoint Energy, Inc.	102,748		3,134,841
CMS Energy Corp.	30,975		1,949,257
Constellation Energy Corp.	37,936		8,241,596
Dominion Energy, Inc.	75,315		4,060,985
DTE Energy Co.	22,952		2,674,597
Edison International	11,110		853,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.7% (continued)
Utilities - 3.5% (continued)
Entergy Corp.		23,625		2,657,576
Essential Utilities, Inc.		1,475		55,652
Eversource Energy		37,690		2,232,379
FirstEnergy Corp.		23,084		929,362
Hawaiian Electric Industries, Inc.		21,425	[a]	235,461
NiSource, Inc.		39,240		1,140,314
NRG Energy, Inc.		26,065		2,111,265
OGE Energy Corp.		30,222		1,097,059
Pinnacle West Capital Corp.		19,345		1,525,547
Public Service Enterprise Group, Inc.		5,000		378,800
The AES Corp.		51,305		1,107,675
Vistra Corp.		11,305		1,120,099
WEC Energy Group, Inc.		11,365		920,906
Xcel Energy, Inc.		42,585		2,361,338
				45,539,687
Total Common Stocks (cost $554,764,100)				1,232,048,999

Exchange-Traded Funds - 2.6%
Registered Investment Companies - 2.6%
iShares Russell Mid-Cap ETF		304,000		24,900,640
iShares Russell Mid-Cap Growth ETF		66,600		7,237,422
SPDR S&P MidCap 400 ETF Trust		2,092		1,142,609
Total Exchange-Traded Funds (cost $31,833,206)				33,280,671
		Number of Rights
Rights - .0%
Health Care Equipment & Services - .0%
Abiomed, Inc. expiring 12/31/2049 (cost $0)		40,585	[c]	41,397
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,968,626)	5.43	10,968,626	[d]	10,968,626
Total Investments (cost $597,565,932)		99.1%		1,276,339,693
Cash and Receivables (Net)		.9%		11,299,875
Net Assets		100.0%		1,287,639,568

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c The fund held Level 3 securities at May 31, 2024. These securities were valued at $41,397 or .0% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,231,605,992	434,160	††	-	1,232,040,152
Escrow Shares	-	8,847	††	-	8,847
Exchange-Traded Funds	33,280,671	-		-	33,280,671
Investment Companies	10,968,626	-		-	10,968,626
Rights	-	-		41,397	41,397

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2024, accumulated net unrealized appreciation on investments was $678,773,761, consisting of $687,963,855 gross unrealized appreciation and $9,190,094 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.